[LETTERHEAD OF CLIFFORD CHANCE US LLP]

May 23, 2018

VIA EDGAR

Karen Rossotto

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Aetos Capital Multi-Strategy Arbitrage Fund, LLC

(the “Fund”) (File Nos. 333-216923 and 811-21061)

Dear Ms. Rossotto:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), a copy of Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). For the purposes of the Investment Company Act, this filing is Post-Effective Amendment No. 15 to the Registration Statement.

The Registration Statement is being filed in accordance with the response letter we filed on May 23, 2018 to address your verbal comments we received on May 8, 2018 in connection with the Fund’s Registration Statement on Form N-2. In addition, the Registration Statement has been amended to update other disclosures, including financial information.

The Fund will file a request for acceleration of effectiveness of the Registration Statement on or about May 31, 2018.

If you have any questions concerning the foregoing, please call me at (212) 878-3180.

Best Regards,

/s/ Clifford R. Cone

Clifford R. Cone